Expense Example, No Redemption (USD $)	18 Months Ended
Apr. 30, 2013
Vanguard Pacific Stock Index Fund - Investor Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	$ 27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Investor Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Institutional Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Pacific Stock Index Fund - Institutional Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Vanguard Pacific Stock Index Fund - Admiral Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard European Stock Index Fund - Admiral Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Pacific Stock Index Fund - ETF Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard European Stock Index Fund - ETF Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Emerging Markets Stock Index Fund - ETF Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard European Stock Index Fund - Signal Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Pacific Stock Index Fund - Signal Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard European Stock Index Fund - Institutional Plus Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Pacific Stock Index Fund - Institutional Plus Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230